united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street , Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/16

Item 1. Reports to Stockholders.

Patriot Fund
Patriot Balanced Fund

Semi-Annual Report
March 31, 2016

1-855-527-2363
www.patriotfund.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Patriot Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2016

The Fund’s performance figures* for the periods ended March 31, 2016, compared to its benchmark:

	Six	One	Annualized	Annualized Inception** -
	Months	Year	Three Year	March 31, 2016
Patriot Fund Class A Shares	6.63%	1.62%	11.70%	11.96%
Patriot Fund Class A Shares with load	0.52%	(4.25)%	9.53%	10.35%
Patriot Fund Class C Shares	6.29%	0.88%	10.89%	11.19%
Patriot Fund Class I Shares	6.78%	1.95%	11.98%	12.27%
S&P 500 Total Return Index	8.49%	1.78%	11.82%	12.81%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares. The Fund’s total annual operating expenses, including underlying funds, are 2.62%, 3.37% and 2.39%, respectively, for Class A, Class C and Class I shares per the January 28, 2016 prospectus. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and up to a 1.00% contingent deferred sales charge on certain redemptions. For certain of the periods shown, the Fund’s adviser waived and/or reimbursed certain expenses of the Fund. Absent this arrangement, the Fund’s performance would have been lower. For performance information current to the most recent month-end, please call toll free (855) 527-2363.

**	Inception date is March 1, 2012.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The Fund’s top asset classes and industry sectors as of March 31, 2016, are as follows:

Percent of
Top Ten Asset Class/Industry Sector	Net Assets
Consumer, Non-cyclical	24.6%
Consumer, Cyclical	19.0%
Financial	17.4%
Technology	12.7%
Communications	8.5%
Energy	6.4%
Industrial	4.1%
Utilities	2.5%
Basic Materials	1.0%
Other, Cash & Equivalents	3.8%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Patriot Balanced Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2016

The Fund’s performance figures* for the periods ended March 31, 2016, compared to its benchmarks:

	Six	One	Annualized	Annualized Inception** -
	Months	Year	Three Year	March 31, 2016
Patriot Balanced Fund Class A Shares	1.71%	(4.46)%	2.97%	8.16%
Patriot Balanced Fund Class A Shares with load	(4.11)%	(9.97)%	0.96%	6.74%
Patriot Balanced Fund Class C Shares	1.41%	(5.15)%	2.20%	7.39%
Patriot Balanced Fund Class I Shares	1.91%	(4.17)%	3.25%	8.48%
S&P 500 Total Return Index	8.49%	1.78%	11.82%	16.47%
BofA Merrill Lynch U.S. Corporate & Government Index	2.74%	1.88%	2.52%	3.07%
Blended Benchmark Index***	6.33%	2.06%	8.19%	11.12%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares. The Fund’s total annual operating expenses, including underlying funds, are 2.28%, 3.03% and 2.03%, respectively, for Class A, Class C and Class I shares per the January 28, 2016 prospectus. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and up to a 1.00% contingent deferred sales charge on certain redemptions. For certain of the periods shown, the Fund’s adviser waived and/or reimbursed certain expenses of the Fund. Absent this arrangement, the Fund’s performance would have been lower. For performance information current to the most recent month-end, please call toll free (855) 527-2363.

**	Commencement of operations is October 5, 2011.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

BofA Merrill Lynch U.S. Corporate & Government Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities. Investors cannot invest directly in an index or benchmark.

***	The Blended Benchmark Index represents a blend of 60% S&P 500 Total Return Index and 40% BofA Merrill Lynch U.S. Corporate & Government Index. Investors cannot invest directly in an index or benchmark.

The Fund’s top asset classes and industry sectors as of March 31, 2016, are as follows:

Percent of
Top Ten Asset Class/Industry Sector	Net Assets
Consumer, Non-cyclical	19.9%
Financial	18.3%
Technology	13.2%
Consumer, Cyclical	11.8%
Communications	8.0%
Industrial	6.8%
Energy	6.3%
Funds	4.6%
Basic Materials	2.3%
Utilities	1.5%
Other, Cash & Cash Equivalents	7.3%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Value
	COMMON STOCKS - 96.2%
	AEROSPACE/DEFENSE - 2.3%
4,528	General Dynamics Corp.	$594,843

	AIRLINES - 2.3%
12,909	Southwest Airlines Co.	578,323

	AUTO MANUFACTURERS - 1.8%
14,162	General Motors Co.	445,112

	BANKS - 9.4%
28,584	Bank of America Corp.	386,456
10,072	BB&T Corp.	335,095
9,363	Northern Trust Corp.	610,187
15,167	U.S. Bancorp	615,629
9,032	Wells Fargo & Co.	436,787
		2,384,154
	BEVERAGE - 2.8%
4,705	Constellation Brands, Inc.	710,878

	CHEMICALS - 1.0%
2,991	LyondellBasell Industries N.V.	255,970

	COMPUTERS - 2.9%
6,750	Apple, Inc.	735,682

	DIVERSIFIED FINANCIAL SERVICES - 2.1%
5,532	Mastercard, Inc. - Class A	522,774

	ELECTRIC - 2.5%
9,575	American Electric Power Co., Inc.	635,780

	FOOD - 4.6%
7,920	The Kraft Heinz Co.	622,195
13,878	The Kroger Co.	530,834
		1,153,029
	HEALTHCARE-PRODUCTS - 5.3%
7,152	Danaher Corp.	678,439
4,681	Thermo Fisher Scientific. Inc,	662,783
		1,341,222
	HEALTHCARE - SERVICES - 6.6%
4,551	Aetna, Inc.	511,305
6,477	HCA Holdings, Inc. *	505,530
5,104	UnitedHealth Group, Inc.	657,906
		1,674,741
	HOUSEWARES - 2.3%
12,991	Newell Rubbermaid, Inc.	575,371

	INSURANCE - 2.8%
5,911	Chubb Ltd.	704,296

See accompanying notes to financial statements.

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Shares		Value
	INTERNET - 3.0%
497	Alphabet, Inc. - Class A*	$379,161
497	Alphabet, Inc. - Class C *	370,240
		749,401
	LEISURE TIME - 2.2%
10,710	Carnival Corp.	565,167

	MACHINERY - DIVERSIFIED - 1.8%
5,946	Deere & Co.	457,783

	OIL & GAS - 6.4%
3,487	Chevron Corp.	332,660
4,279	EOG Resources, Inc.	310,570
6,809	Exxon Mobil Corp.	569,164
8,310	Royal Dutch Shell PLC - ADR	402,619
		1,615,013
	PHARMACEUTICALS - 5.3%
6,845	Johnson & Johnson	740,629
11,491	Merck & Co., Inc.	607,989
		1,348,618
	REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.1%
2,861	Public Storage	789,150

	RETAIL - 10.4%
7,270	CVS Health Corporation	754,117
8,783	Foot Locker, Inc.	566,503
4,814	McDonald’s Corp.	605,023
9,102	TJX Cos., Inc.	713,142
		2,638,785
	SEMICONDUCTORS - 2.0%
10,084	QUALCOMM, Inc.	515,696

	SOFTWARE - 7.8%
7,187	Fiserv, Inc. *	737,242
11,431	Microsoft Corp.	631,334
14,789	Oracle Corp.	605,018
		1,973,594
	TELECOMMUNICATIONS - 5.5%
16,491	AT&T, Inc.	645,952
26,421	Cisco Systems, Inc.	752,206
		1,398,158

	TOTAL COMMON STOCKS (Cost $20,173,721)	24,363,540

See accompanying notes to financial statements.

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Shares		Value
	SHORT-TERM INVESTMENT - 4.2%
	MONEY MARKET FUND - 4.2%
1,053,716	Dreyfus Cash Management, Institutional Shares, 0.04%** (Cost $1,053,716)	$1,053,716

	TOTAL INVESTMENTS - 100.4% (Cost $21,227,437) (a)	$25,417,256
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(101,258)
	NET ASSETS - 100.0%	$25,315,998

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $21,250,749 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$4,719,365
Unrealized Depreciation:	(552,858)
Net Unrealized Appreciation:	$4,166,507

*	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.

ADR - American Depositary Receipt

N.V. - Naamloze Vennootschap

PLC - Public Limited Company

REITS - Real Estate Investment Trust

See accompanying notes to financial statements.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Value
	COMMON STOCKS - 60.5%
	ADVERTISING - 0.3%
742	Omnicom Group, Inc.	$61,757

	AEROSPACE & DEFENSE - 1.9%
799	General Dynamics Corp.	104,965
644	Harris Corp.	50,142
467	Lockheed Martin Corp.	103,440
676	United Technologies Corp.	82,898
		341,445
	AIRLINES - 1.2%
1,327	Alaska Air Group, Inc.	108,841
2,584	Southwest Airlines Co.	115,763
		224,604
	AUTO MANUFACTURERS - 0.4%
2,496	General Motors Co.	78,449

	AUTO PARTS & EQUIPMENT - 0.9%
2,129	The Goodyear Tire & Rubber Co.	70,214
850	Lear Corp.	94,495
		164,709
	BANKS - 4.4%
5,038	Bank of America Corp.	68,114
3,323	BB&T Corp.	110,556
2,948	International Bancshares Corp.	72,698
1,650	Northern Trust Corp.	107,530
2,384	Prosperity Bancshares, Inc.	110,594
9,800	Regions Financial Corp.	76,930
2,123	Texas Capital Bancshares, Inc. *	81,481
2,673	U.S. Bancorp	108,497
1,592	Wells Fargo & Co.	76,989
		813,389
	BEVERAGES - 1.2%
1,727	Coca-Cola Enterprises, Inc.	87,628
837	Constellation Brands, Inc.	126,462
		214,090
	BIOTECHNOLOGY - 0.3%
303	Amgen, Inc.	45,429

	CHEMICALS - 1.7%
178	Agrium, Inc.	15,716
2,414	Celanese Corp.	158,117
525	LyondellBasell Industries N.V.	44,929
1,552	Sensient Technologies Corp.	98,490
		317,252
	COMMERCIAL SERVICES - 1.0%
781	Automatic Data Processing, Inc.	70,064
1,888	Deluxe Corp.	117,981
		188,045

See accompanying notes to financial statements.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Shares		Value
	COMPUTERS - 1.8%
2,163	Apple, Inc.	$235,745
1,919	Synopsys, Inc. *	92,956
		328,701
	DISTRIBUTION/WHOLESALE - 0.4%
2,288	LKQ Corp. *	73,056

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
454	Alliance Data Systems Corp. *	99,880
975	Mastercard, Inc.	92,138
		192,018
	ELECTRIC - 1.5%
2,688	American Electric Power Co, Inc.	178,483
1,331	Pinnacle West Capital Corp.	99,918
		278,401
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
1,292	Belden, Inc.	79,303

	ENGINEERING & CONSTRUCTION - 1.0%
3,129	AECOM *	96,342
1,461	Dycom Industries, Inc. *	94,483
		190,825
	ENTERTAINMENT - 0.5%
700	Vail Resorts, Inc.	93,590

	FOOD - 2.5%
1,938	Cal-Maine Foods, Inc.	100,602
1,813	ConAgra Foods, Inc.	80,896
2,452	The Kraft Foods Group, Inc.	192,629
2,459	The Kroger Co.	94,057
		468,184
	HEALTHCARE - PRODUCTS - 2.7%
1,261	Danaher Corp.	119,619
2,444	Hologic, Inc. *	84,318
1,231	ResMed, Inc.	71,176
646	Teleflex, Inc.	101,428
824	Thermo Fisher Scientific, Inc.	116,670
		493,211
	HEALTHCARE - SERVICES - 2.0%
956	Aetna, Inc.	107,407
1,148	HCA Holdings, Inc. *	89,601
1,389	UnitedHealth Group, Inc.	179,042
		376,050
	HOUSEHOLD PRODUCTS & WARES - 0.4%
579	Spectrum Brands Holdings, Inc.	63,273

	HOUSEWARES - 0.9%
3,779	Newell Rubbermaid, Inc.	167,372

See accompanying notes to financial statements.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Shares		Value
	INSURANCE - 3.7%
9,459	Aegon N.V.	$52,024
1,463	Aflac, Inc.	92,374
1,560	American Financial Group, Inc.	109,777
1,456	Assurant, Inc.	112,330
1,790	Chubb Ltd.	213,279
1,523	Cincinnati Financial Corp.	99,543
		679,327
	INTERNET - 0.8%
100	Alphabet, Inc. - Class A*	76,290
99	Alphabet, Inc. - Class C*	73,750
		150,040
	LEISURE TIME - 1.1%
3,684	Carnival Corp.	194,405

	MACHINERY - DIVERSIFIED - 0.6%
1,388	Deere & Co.	106,862

	MEDIA - 0.4%
2,997	TEGNA, Inc.	70,310

	MINING - 0.1%
1,611	Alcoa, Inc.	15,433

	MISCELLANEOUS MANUFACTURING - 1.0%
1,958	AZZ, Inc.	110,823
1,229	Ingersoll-Rand PLC	76,210
		187,033
	OIL & GAS - 4.1%
302	Anadarko Petroleum Corp.	14,064
402	Apache Corp.	19,622
760	BP PLC	22,937
1	California Resources Corp.	1
1,099	Chevron Corp.	104,845
150	Cimarex Energy Co.	14,590
635	ConocoPhillips	25,571
508	Devon Energy Corp.	13,940
375	Diamond Offshore Drilling, Inc.	8,149
1,074	EOG Resources, Inc.	77,951
1,792	Exxon Mobil Corp.	149,793
1,036	Imperial Oil Ltd.	34,602
350	Marathon Petroleum Corp.	13,013
392	Occidental Petroleum Corp.	26,825
111	Pioneer Natural Resources Co.	15,622
2,200	Royal Dutch Shell PLC	106,590
1,169	RSP Permian, Inc. *	33,948
1,238	Valero Energy Corp.	79,405
		761,468

See accompanying notes to financial statements.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Shares		Value
	OIL & GAS SERVICES - 0.4%
148	Core Laboratories N.V.	$16,637
685	Halliburton Co.	24,468
552	National Oilwell Varco, Inc.	17,167
254	Oil States International, Inc. *	8,006
813	Superior Energy Services, Inc.	10,886
		77,164
	PACKAGING & CONTAINERS - 0.1%
322	Packaging Corp. of America	19,449

	PHARMACEUTICALS - 3.6%
1,708	AbbVie, Inc.	97,561
2,179	Johnson & Johnson	235,768
3,984	Merck & Co, Inc.	210,793
2,266	Prestige Brands Holdings, Inc. *	120,982
		665,104
	PIPELINES - 1.4%
740	Enterprise Products Partners LP	18,219
1,181	Magellan Midstream Partners LP	81,253
921	Spectra Energy Corp.	28,182
2,542	Spectra Energy Partners LP	122,321
		249,975
	REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.6%
8,407	Duke Realty Corp.	189,494
1,278	Extra Space Storage, Inc.	119,442
504	Public Storage	139,018
784	Weyerhaeuser Co.	24,288
		472,242
	RETAIL - 3.4%
1,281	CVS Caremark Corp.	132,878
2,893	Foot Locker, Inc.	186,598
854	McDonald’s Corp.	107,331
1,604	The TJX Cos., Inc.	125,673
809	Tractor Supply Co.	73,182
		625,662
	SEMICONDUCTORS - 1.3%
2,790	Intel Corp.	90,257
2,979	QUALCOMM, Inc.	152,346
		242,603
	SOFTWARE - 4.7%
1,466	CDK Global, Inc.	68,242
1,266	Fiserv, Inc. *	129,866
1,426	j2 Global, Inc.	87,813
4,120	Microsoft Corp.	227,548
1,156	MSCI, Inc.	85,636
1,146	Open Text Corp.	59,363
2,622	Oracle Corp.	107,266
1,135	SYNNEX Corp.	105,090
		870,824

See accompanying notes to financial statements.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Shares		Value
	TELECOMMUNICATIONS - 2.6%
4,711	AT&T, Inc.	$184,530
7,757	Cisco Systems, Inc.	220,842
1,412	Verizon Communications, Inc.	76,361
		481,733
	TRANSPORTATION - 0.2%
3,007	Ship Finance International Ltd.	42,740

	TOTAL COMMON STOCKS (Cost $8,831,821)	11,165,527
Principal ($)
	CONVERTIBLE BONDS - 17.7%
	AIRLINES - 0.9%
55,000	AirTran Holdings, Inc., 5.250% due 11/1/16	167,441

	AUTO MANUFACTURERS - 1.5%
98,000	Navistar International Corp., 4.500% due 10/15/18	58,922
242,000	Tesla Motors, Inc., 1.250% due 3/1/21	208,574
		267,496
	COMMERCIAL SERVICES - 0.6%
125,000	ServiceSource International, Inc., 1.500% due 8/1/18	100,625

	DISTRIBUTION/WHOLESALE - 0.4%
103,000	Titan Machinery, Inc., 3.750% due 5/1/19	81,112

	DIVERSIFIED FINANCIAL SERVICES - 2.8%
249,000	BGC Partners, Inc., 4.500% due 7/15/16	255,536
147,000	Jefferies Group, Inc., 3.875% due 11/1/29	144,795
203,000	Walter Investment Management Corp., 4.500% due 11/1/19	116,852
		517,183
	FOOD - 1.5%
280,000	Chiquita Brands International, Inc., 4.250% due 8/15/16	280,000

	HEALTHCARE-PRODUCTS - 1.0%
140,000	NuVasive, Inc., 2.750% due 7/1/17	177,275

	HEALTHCARE - SERVICES - 1.1%
119,000	Brookdale Senior Living, Inc., 2.750% due 6/15/18	113,943
100,000	Healthways, Inc., 1.500% due 7/1/18	92,125
		206,068
	INTERNET - 1.4%
68,000	Qihoo 360 Technology Co Ltd., 0.500% due 8/15/20	67,320
200,000	Web.com Group, Inc., 1.000% due 8/15/18	190,750
		258,070
	INVESTMENT COMPANIES - 1.3%
250,000	Prospect Capital Corp., 5.875% due 1/15/19	235,156

See accompanying notes to financial statements.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Shares		Value
	OIL & GAS - 0.4%
195,000	Energy XXI Bermuda Ltd., 3.000% due 12/15/18	$585
203,000	Goodrich Petroleum Corp., 5.000% due 10/1/29	634
204,000	Stone Energy Corp., 1.750% due 3/1/17	80,198
		81,417
	SEMICONDUCTORS - 1.0%
150,000	Rambus, Inc., 1.125% due 8/15/18	189,562

	SOFTWARE - 2.6%
99,000	Cornerstone OnDemand, Inc., 1.500% due 7/1/18	98,443
370,000	Nuance Communications, Inc., 2.750% due 11/1/31	371,619
		470,062
	TELECOMMUNICATIONS - 1.2%
230,000	Clearwire Communications LLC, 8.250% due 12/1/40, 144A	230,000

	TOTAL CONVERTIBLE BONDS (Cost $3,621,545)	3,261,467

	EXCHANGE TRADED FUNDS - 4.6%
	ASSET ALLOCATION FUND - 1.2%
5,250	SPDR Barclays Convertible Securities ETF	226,800

	COMMODITY FUND - 0.2%
238	SPDR Gold Shares *	27,989

	DEBT FUND - 3.0%
6,340	Vanguard Intermediate-Term Corporate Bond ETF	551,136

	EQUITY FUNDS - 0.2%
417	iShares Global Timber & Forestry ETF	19,532
829	Market Vectors Gold Miners ETF	16,564
		36,096

	TOTAL EXCHANGE TRADED FUNDS (Cost $839,525)	842,021

	MUTUAL FUND - 0.1%
	CLOSED-END FUND - 0.1%
2,346	Sprott Physical Silver Trust - Trust Unit * (Cost $17,267)	14,545

Principal ($)
	NON-CONVERTIBLE BONDS - 9.8%
	AEROSPACE & DEFENSE - 0.9%
172,000	Lockheed Martin Corp., 7.650% due 5/1/16	172,863

	AGRICULTURE - 0.1%
14,000	Archer-Daniels Midland Co., 8.375% due 4/15/17	15,045

	BANKS - 1.2%
51,000	Goldman Sachs Group, Inc., 5.250% due 7/27/21	57,474
150,000	Wells Fargo & Co., 5.125% due 9/15/16	152,742
		210,216

See accompanying notes to financial statements.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal ($)		Value
	BEVERAGES - 0.2%
34,000	PepsiCo., Inc., 5.000% due 6/1/18	$36,891

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
200,000	General Cable Corp., 4.500% due 11/15/29	110,000

	FOOD - 1.3%
225,000	Kellogg Co., 3.250% due 5/21/18	233,161

	IRON & STEEL - 0.4%
74,000	Nucor Corp., 5.750% due 12/1/17	78,755

	MEDIA - 1.2%
210,000	Time Warner Cable, Inc., 5.850% due 5/1/17	218,968

	OFFICE & BUSINESS EQUIPMENT - 1.8%
182,000	Xerox Corp., 7.200% due 4/1/16	182,000
150,000	Xerox Corp., 3.500% due 8/20/20	144,859
		326,859
	PHARMACEUTICALS - 0.6%
34,000	Merck Sharp & Dohme Corp., 5.000% due 6/30/19	37,975
74,000	Pfizer, Inc., 4.650% due 3/1/18	79,134
		117,109
	PRIVATE EQUITY - 1.3%
248,000	Icahn Enterprises Finance Corp., 3.500% due 3/15/17	246,760

	RETAIL - 0.2%
35,000	Wal-Mart Stores, Inc., 4.125% due 2/1/19	37,979

	TOTAL NON-CONVERTIBLE BONDS (Cost $1,824,801)	1,804,606

See accompanying notes to financial statements.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal ($)			Value

		U.S. GOVERNMENT TREASURY OBLIGATIONS - 0.5%
44,000	(b)	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/18	$52,047
43,000	(b)	United States Treasury Inflation Indexed Bonds, 1.375% due 1/15/20	50,463
		TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (Cost $101,386)	102,510
Shares
		SHORT-TERM INVESTMENT- 7.3%
		MONEY MARKET FUND - 7.3%
1,354,876		Dreyfus Cash Management, Institutional Shares, 0.4% ** (Cost $1,354,876)	1,354,876

		TOTAL INVESTMENTS - 100.5% (Cost $16,591,221) (a)	$18,545,552
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(95,497)
		NET ASSETS - 100.0%	$18,450,055

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,601,411 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$2,980,645
Unrealized Depreciation:	(1,036,504)
Net Unrealized Appreciation:	$1,944,141

*	Non-Income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2016, such securities amounted to $230,000 or 1.2% of net assets.

ADR - American Depositary Receipt.

LP - Limited Partnership

N.V. - Naamloze Vennootschap.

PLC - Public Limited Company.

REITS - Real Estate Investment Trusts.

(b)	Principal Amount of security is adjusted for inflation factor.

See accompanying notes to financial statements.

The Patriot Funds
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2016

		Patriot Balanced
	Patriot Fund	Fund
ASSETS
Investment in securities:
At Cost	$21,227,437	$16,591,221
At Value	$25,417,256	$18,545,552
Receivable for securities sold	567,011	315,554
Receivable for Fund shares sold	142,710	—
Dividends and interest receivable	26,658	81,935
Prepaid expenses and other assets	23,650	14,717
TOTAL ASSETS	26,177,285	18,957,758

LIABILITIES
Payable for investments purchased	632,371	385,021
Payable for Fund shares redeemed	193,178	78,708
Investment advisory fees payable	29,247	17,064
Distribution (12b-1) fees payable	1,799	727
Payable to related parties	—	8,613
Accrued expenses and other liabilities	4,692	17,570
TOTAL LIABILITIES	861,287	507,703
NET ASSETS	$25,315,998	$18,450,055

Net Assets Consist Of:
Paid in capital	$21,344,977	$16,368,106
Undistributed net investment income	94,153	59,147
Accumulated net realized gain (loss) from security transactions	(312,951)	68,471
Net unrealized appreciation on investments	4,189,819	1,954,331
NET ASSETS	$25,315,998	$18,450,055

Net Asset Value Per Share:
Class A Shares:
Net Assets	$6,695,174	$1,877,459
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	461,023	143,597
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$14.52	$13.07
Maximum offering price per share (maximum sales charge of 5.75%) (b)	$15.41	$13.87

Class C Shares:
Net Assets	$478,166	$396,681
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	33,933	31,073
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$14.09	$12.77

Class I Shares:
Net Assets	$18,142,658	$16,175,915
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,234,878	1,233,718
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$14.69	$13.11

(a)	Redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. Redemption of shares held less than 30 days may be assessed a redemption fee of 2.00%.

(b)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge on shares redeemed during the first 18 months after their purchase.

See accompanying notes to financial statements.

The Patriot Funds
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2016

		Patriot Balanced
	Patriot Fund	Fund
INVESTMENT INCOME
Dividends (Less foreign withholding tax $1,865 and $878)	$352,096	$151,638
Interest	980	118,083
TOTAL INVESTMENT INCOME	353,076	269,721

Investment advisory fees	161,805	103,197
Distribution (12b-1) fees:
Class A	7,978	2,340
Class C	2,169	2,319
Administrative services fees	28,416	34,451
Professional fees	14,000	14,499
Registration fees	20,000	5,000
Transfer agent fees	7,710	7,800
Trustees fees and expenses	7,000	7,000
Printing and postage expenses	8,001	8,500
Compliance officer fees	4,800	5,411
Custodian fees	2,500	2,500
Non 12b-1 shareholder servicing	350	600
Insurance expense	329	350
Other expenses	750	750
TOTAL EXPENSES	265,808	194,717

Less: Fees waived by the Adviser	(6,885)	—

NET EXPENSES	258,923	194,717
NET INVESTMENT INCOME	94,153	75,004

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	(284,630)	66,557
Net change in unrealized appreciation on investments	1,773,255	203,706

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,488,625	270,263

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,582,778	$345,267

See accompanying notes to financial statements.

PATRIOT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2016	Year Ended
FROM OPERATIONS	(Unaudited)	September 30, 2015
Net investment income (loss)	$94,153	$(57,085)
Net realized gain (loss) from security transactions	(284,630)	764,357
Net change in unrealized appreciation (depreciation) on investments	1,773,255	(745,001)
Net increase (decrease) in net assets resulting from operations	1,582,778	(37,729)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(177,172)	(104,981)
Class C	(12,232)	(8,892)
Class I	(432,248)	(600,776)
Net decrease in net assets resulting from distributions to shareholders	(621,652)	(714,649)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,498,298	4,741,164
Class C	115,886	308,934
Class I	2,952,773	5,852,861
Net asset value of shares issued in reinvestment of distributions:
Class A	75,673	89,761
Class C	9,253	8,891
Class I	342,069	567,564
Redemption fee proceeds:
Class A	31	26
Class C	2	3
Class I	81	111
Payments for shares redeemed:
Class A	(1,261,913)	(306,058)
Class C	(32,172)	(311,817)
Class I	(1,119,094)	(896,609)
Net increase in net assets resulting from shares of beneficial interest	2,580,887	10,054,831

TOTAL INCREASE IN NET ASSETS	3,542,013	9,302,453

NET ASSETS
Beginning of Period	21,773,985	12,471,532
End of Period*	$25,315,998	$21,773,985
*Includes undistributed net investment income of:	$94,153	$—

See accompanying notes to financial statements.

PATRIOT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	March 31, 2016	Year Ended
SHARE ACTIVITY	(Unaudited)	September 30, 2015
Class A:
Shares Sold	107,424	322,014
Shares Reinvested	5,208	6,590
Shares Redeemed	(89,942)	(20,970)
Net increase in shares of beneficial interest outstanding	22,690	307,634

Class C:
Shares Sold	8,381	21,667
Shares Reinvested	655	666
Shares Redeemed	(2,458)	(21,728)
Net increase in shares of beneficial interest outstanding	6,578	605

Class I:
Shares Sold	207,715	394,561
Shares Reinvested	23,286	41,338
Shares Redeemed	(77,047)	(60,860)
Net increase in shares of beneficial interest outstanding	153,954	375,039

See accompanying notes to financial statements.

PATRIOT BALANCED FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2016	Year Ended
FROM OPERATIONS	(Unaudited)	September 30, 2015
Net investment income	$75,004	$151,675
Net realized gain from security transactions and options written	66,557	564,246
Distributions of capital gains from underlying investment companies	—	4,824
Net change in unrealized appreciation (depreciation) of investments	203,706	(1,761,904)
Net increase (decrease) in net assets resulting from operations	345,267	(1,041,159)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(41,575)	(100,460)
Class C	(10,341)	(35,442)
Class I	(363,444)	(957,127)
From net investment income:
Class A	(6,157)	(7,555)
Class I	(100,861)	(124,347)
Net decrease in net assets from distributions to shareholders	(522,378)	(1,224,931)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	9,441	23,397
Class C	2,200	94,806
Class I	235,754	3,081,707
Net asset value of shares issued in reinvestment of distributions
Class A	46,234	104,454
Class C	2,297	13,749
Class I	453,838	1,053,252
Payments for shares redeemed
Class A	(56,910)	(306,993)
Class C	(142,052)	(225,910)
Class I	(1,061,088)	(6,364,701)
Redemption fee proceeds
Class A	—	23
Class C	—	7
Class I	—	213
Net decrease in net assets from shares of beneficial interest	(510,286)	(2,525,996)

TOTAL DECREASE IN NET ASSETS	(687,397)	(4,792,086)

NET ASSETS
Beginning of Period	19,137,452	23,929,538
End of Period*	$18,450,055	$19,137,452
*Includes undistributed net investment income of:	$59,147	$91,161

See accompanying notes to financial statements.

PATRIOT BALANCED FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	March 31, 2016	Year Ended
SHARE ACTIVITY - CLASS A	(Unaudited)	September 30, 2015
Shares Sold	728	1,644
Shares Reinvested	3,505	7,630
Shares Redeemed	(4,235)	(21,598)
Net decrease in shares of beneficial interest outstanding	(2)	(12,324)

SHARE ACTIVITY - CLASS C
Shares Sold	165	6,738
Shares Reinvested	178	1,021
Shares Redeemed	(11,074)	(16,549)
Net decrease in shares of beneficial interest outstanding	(10,731)	(8,790)

SHARE ACTIVITY - CLASS I
Shares Sold	17,892	216,164
Shares Reinvested	34,330	76,711
Shares Redeemed	(80,841)	(451,641)
Net decrease in shares of beneficial interest outstanding	(28,619)	(158,766)

See accompanying notes to financial statements.

PATRIOT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31		Year Ended	Year Ended	Year Ended	Period Ended
	2016		September 30,	September 30,	September 30,	September 30,
Class A Shares	(Unaudited)		2015	2014	2013	2012 (1)
Net asset value, beginning of period	$13.99		$14.37	$11.91	$10.51	$10.00
Activity from investment operations:
Net investment loss (2)	(0.02)		(0.03)	(0.06)	(0.03)	(0.02)
Net realized and unrealized gain on investments	0.95		0.47	2.56	1.43	0.53
Total from investment operations	0.93		0.44	2.50	1.40	0.51
Less distributions from:
Net realized gains	(0.40)		(0.82)	(0.04)	—	—
Total distributions	(0.40)		(0.82)	(0.04)	—	—
Paid-in-Capital From Redemption Fees (2)	0.00	(7)	0.00 (7)	—	—	0.00	(7)
Net asset value, end of period	$14.52		$13.99	$14.37	$11.91	$10.51
Total return (3)	6.63	% (6)	3.22%	20.99%	13.32%	5.10	% (6)
Net assets, at end of period (000s)	$6,695		$6,132	$1,878	$801	$747
Ratio of gross expenses to average net assets (4)(8)	2.46	% (5)	2.61%	2.89%	3.04%	4.32	% (5)
Ratio of net expenses to average net assets (8)	2.40	% (5)	2.40%	2.40%	2.40%	2.40	% (5)
Ratio of net investment loss to average net assets (8)	(0.27	)% (5)	(0.23)%	(0.47)%	(0.27)%	(0.28	)% (5)
Portfolio Turnover Rate	24	% (6)	22%	23%	32%	34	% (6)

(1)	The Patriot Fund’s Class A shares commenced operations on March 1, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.01 per share.

(8)	Does not include the expenses of other investment companies in which the Fund invests.

See accompanying notes to financial statements.

PATRIOT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31		Year Ended	Year Ended	Year Ended	Period Ended
	2016		September 30,	September 30,	September 30,	September 30,
Class C Shares	(Unaudited)		2015	2014	2013	2012 (1)
Net asset value, beginning of period	$13.63		$14.13	$11.79	$10.48	$10.00
Activity from investment operations:
Net investment loss (2)	(0.07)		(0.18)	(0.17)	(0.13)	(0.06)
Net realized and unrealized gain on investments	0.93		0.50	2.55	1.44	0.54
Total from investment operations	0.86		0.32	2.38	1.31	0.48
Less distributions from:
Net realized gains	(0.40)		(0.82)	(0.04)	—	—
Total distributions	(0.40)		(0.82)	(0.04)	—	—
Paid-in-Capital From Redemption Fees (2)	0.00	(7)	0.00 (7)	—	—	0.00	(7)
Net asset value, end of period	$14.09		$13.63	$14.13	$11.79	$10.48
Total return (3)	6.29	% (6)	2.39%	20.19%	12.50%	4.80	% (6)
Net assets, at end of period (000s)	$478		$373	$378	$239	$37
Ratio of gross expenses to average net assets (4)(8)	3.21	% (5)	3.36%	3.64%	3.79%	5.07	% (5)
Ratio of net expenses to average net assets (8)	3.15	% (5)	3.15%	3.15%	3.15%	3.15	% (5)
Ratio of net investment loss to average net assets (8)	(1.03	)% (5)	(0.64)%	(1.24)%	(1.14)%	(1.03	)% (5)
Portfolio Turnover Rate	24	% (6)	22%	23%	32%	34	% (6)

(1)	The Patriot Fund’s Class C shares commenced operations on March 1, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.01 per share.

(8)	Does not include the expenses of other investment companies in which the Fund invests.

See accompanying notes to financial statements.

PATRIOT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31		Year Ended	Year Ended		Year Ended		Period Ended
	2016		September 30,	September 30,		September 30,		September 30,
Class I Shares	(Unaudited)		2015	2014		2013		2012 (1)
Net asset value, beginning of period	$14.13		$14.47	$11.96		$10.53		$10.00
Activity from investment operations:
Net investment loss (2)	(0.00	) (7)	(0.05)	(0.03)		(0.00	) (7)	(0.00	) (7)
Net realized and unrealized gain on investments	0.96		0.53	2.58		1.43		0.53
Total from investment operations	0.96		0.48	2.55		1.43		0.53
Less distributions from:
Net investment income	—		—	(0.00	) (7)	—		—
Net realized gains	(0.40)		(0.82)	(0.04)		—		—
Total distributions	(0.40)		(0.82)	(0.04)		—		—
Paid-in-Capital From Redemption Fees (2)	0.00	(7)	0.00 (7)	—		—		0.00	(7)
Net asset value, end of period	$14.69		$14.13	$14.47		$11.96		$10.53
Total return (3)	6.78	% (6)	3.48%	21.34%		13.58%		5.30	% (6)
Net assets, at end of period (000s)	$18,143		$15,269	$10,215		$8,996		$8,506
Ratio of gross expenses to average net assets (4)(8)	2.21	% (5)	2.38%	2.64%		2.79%		4.07	% (5)
Ratio of net expenses to average net assets (8)	2.15	% (5)	2.15%	2.15%		2.15%		2.15	% (5)
Ratio of net investment loss to average net assets (8)	(0.01	)% (5)	(0.35)%	(0.23)%		(0.02)%		(0.03	)% (5)
Portfolio Turnover Rate	24	% (6)	22%	23%		32%		34	% (6)

(1)	The Patriot Fund’s Class I shares commenced operations on March 1, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.01 per share.

(8)	Does not include the expenses of other investment companies in which the Fund invests.

See accompanying notes to financial statements.

PATRIOT BALANCED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31		Year Ended		Year Ended		Year Ended	Period Ended
	2016		September 30,		September 30,		September 30,	September 30,
Class A Shares	(Unaudited)		2015		2014		2013	2012 (1)
Net asset value, beginning of period	$13.18		$14.66		$13.47		$12.02	$10.00
Activity from investment operations:
Net investment income (2)	0.04		0.07		0.07		0.07	0.01
Net realized and unrealized gain (loss) on investments	0.18		(0.84)		1.17		1.42	2.03
Total from investment operations	0.22		(0.77)		1.24		1.49	2.04
Less distributions from:
Net investment income	(0.04)		(0.05)		(0.05)		—	(0.00	) (3)
Net realized gains	(0.29)		(0.66)		—		(0.04)	(0.02)
Total distributions	(0.33)		(0.71)		(0.05)		(0.04)	(0.02)
Paid-in-Capital From Redemption Fees (2)(3)	—		0.00		0.00		0.00	0.00
Net asset value, end of period	$13.07		$13.18		$14.66		$13.47	$12.02
Total return (4)	1.71	% (8)	(5.41)%		9.20%		12.40%	20.41	% (8)
Net assets, at end of period (000s)	$1,877		$1,892		$2,285		$3,088	$4,577
Ratio of gross expenses to average net assets (5)(7)	2.28	% (6)	2.13	% (11)	2.10	% (11)	2.40%	3.35	% (6)
Ratio of net expenses to average net assets (7)	2.28	% (6)	2.26	% (10)	2.35	% (10)	2.35%	2.35	% (6)
Ratio of net investment income to average net assets (7)(9)	0.60	% (6)	0.50%		0.48%		0.58%	0.10	% (6)
Portfolio Turnover Rate	19	% (8)	49%		59%		63%	150	% (8)

(1)	The Ascendant Balanced Fund’s Class A shares commenced operations October 5, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/ recoupments by the Adviser.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

PATRIOT BALANCED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31		Year Ended		Year Ended		Year Ended	Period Ended
	2016		September 30,		September 30,		September 30,	September 30,
Class C Shares	(Unaudited)		2015		2014		2013	2012 (1)
Net asset value, beginning of period	$12.88		$14.40		$13.30		$11.96	$10.00
Activity from investment operations:
Net investment loss (2)	(0.01)		(0.03)		(0.04)		(0.02)	(0.07)
Net realized and unrealized gain (loss) on investments	0.19		(0.83)		1.14		1.40	2.05
Total from investment operations	0.18		(0.86)		1.10		1.38	1.98
Less distributions from:
Net investment income	—		—		(0.00	) (3)	—	—
Net realized gains	(0.29)		(0.66)		—		(0.04)	(0.02)
Total distributions	(0.29)		(0.66)		(0.00)		(0.04)	(0.02)
Paid-in-Capital From Redemption Fees (2)(3)	—		0.00		0.00		0.00	0.00
Net asset value, end of period	$12.77		$12.88		$14.40		$13.30	$11.96
Total return (4)	1.41	% (8)	(6.15)%		8.28%		11.54%	19.79	% (8)
Net assets, at end of period (000s)	$397		$538		$728		$225	$202
Ratio of gross expenses to average net assets (5)(7)	3.02	% (6)	2.88	% (11)	2.85	% (11)	3.15%	4.10	% (6)
Ratio of net expenses to average net assets (7)	3.02	% (6)	3.01	% (10)	3.10	% (10)	3.10%	3.10	% (6)
Ratio of net investment loss to average net assets (7)(9)	(0.15	)% (6)	(0.24)%		(0.31)%		(0.17)%	(0.65	)% (6)
Portfolio Turnover Rate	19	% (8)	49%		59%		63%	150	% (8)

(1)	The Ascendant Balanced Fund’s Class C shares commenced operations October 5, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/ recoupments by the Adviser.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

PATRIOT BALANCED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31		Year Ended		Year Ended		Year Ended	Period Ended
	2016		September 30,		September 30,		September 30,	September 30,
Class I Shares	(Unaudited)		2015		2014		2013	2012 (1)
Net asset value, beginning of period	$13.23		$14.72		$13.56		$12.06	$10.00
Activity from investment operations:
Net investment income (2)	0.06		0.11		0.10		0.11	0.04
Net realized and unrealized gain (loss) on investments	0.19		(0.85)		1.17		1.43	2.05
Total from investment operations	0.25		(0.74)		1.27		1.54	2.09
Less distributions from:
Net investment income	(0.08)		(0.09)		(0.11)		—	(0.01)
Net realized gains	(0.29)		(0.66)		—		(0.04)	(0.02)
Total distributions	(0.37)		(0.75)		(0.11)		(0.04)	(0.03)
Paid-in-Capital From Redemption Fees (2)(3)	—		0.00		0.00		0.00	0.00
Net asset value, end of period	$13.11		$13.23		$14.72		$13.56	$12.06
Total return (4)	1.91	% (8)	(5.21)%		9.41%		12.78%	20.87	% (8)
Net assets, at end of period (000s)	$16,176		$16,707		$20,916		$15,417	$6,676
Ratio of gross expenses to average net assets (5)(7)	2.03	% (6)	1.88	% (11)	1.85	% (11)	2.07%	3.10	% (6)
Ratio of net expenses to average net assets (7)	2.03	% (6)	2.01	% (10)	2.10	% (10)	2.07%	2.10	% (6)
Ratio of net investment income to average net assets (7)(9)	0.85	% (6)	0.75%		0.71%		0.88%	0.35	% (6)
Portfolio Turnover Rate	19	% (8)	49%		59%		63%	150	% (8)

(1)	The Ascendant Balanced Fund’s Class I shares commenced operations October 5, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/ recoupments by the Adviser.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2016

1.	ORGANIZATION

The Patriot Fund (“PF”) and The Patriot Balanced Fund (previously known as Ascendant Balanced Fund) (“PBF”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. PF’s investment objective is to seek growth of capital. PBF’s investment objective is to seek total return from income and growth of capital.

The Funds currently offers Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

The Funds utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2016 for the Fund’s assets measured at fair value:

Patriot Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$24,363,540	$—	$—	$24,363,540
Short-Term Investment	1,053,716	—	—	1,053,716
Total	$25,417,256	$—	$—	$25,417,256

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

Patriot Balanced Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$11,165,527	$—	$—	$11,165,527
Convertible Bonds	—	3,261,467	—	3,261,467
Exchange Traded Funds	842,021	—	—	842,021
Mutual Fund	14,545	—	—	14,545
Non-Convertible Bonds	—	1,804,606	—	1,804,606
U.S. Government Treasury Obligations	—	102,510	—	102,510
Short-Term Investment	1,354,876	—	—	1,354,876
Total	$13,376,969	$5,168,583	$—	$18,545,552

There were no transfers into or out of Level 1, Level 2 or Level 3 during the period. It is the Fund’s policy to record transfers between fair value levels at the end of the reporting period. The Funds did not hold any Level 3 securities during the year.

*	See Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012-2014), or expected to be taken in the Funds’ 2015 tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $7,380,752 and $5,383,332, respectively, for PF. For the six months ended March 31, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $3,450,068 and $4,044,953, respectively, for PBF.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARTIES

Ascendant Advisors, LLC serves as the Fund’s investment adviser (the “Adviser”).

Pursuant to an investment advisory agreement with the Trust on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.40% of PF and 1.10% of PBF average daily net assets, respectively. For the six months ended March 31, 2016, PF incurred $161,805 in advisory fees and PBF incurred $103,197 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until January 31, 2017, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds exclusive of any

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Trust officers and Trustees, contractual indemnification of Funds service providers (other than the adviser), do not exceed the following:

	Class A	Class C	Class I
PF	2.40%	3.15%	2.15%
PBF	2.35%	3.10%	2.10%

These amounts will herein be referred to as the “expense limitations” and are based upon a per annum of the Funds’ average daily net assets.

If the Adviser waives any fees or reimburses any expenses pursuant to the Waiver Agreement, and any Fund’s operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause that Fund’s operating expenses to exceed the respective expense limitation. If the Fund’s operating expenses subsequently exceed their respective expense limitation, the reimbursements for such Fund(s) shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended March 31, 2016, the Adviser waived fees in the amount of $6,885 for PF.

The following amounts are subject to recapture by the Adviser by the following dates:

	9/30/2016	9/30/2017	9/30/2018
PF	$61,624	$57,261	$36,974

During the six months ended March 31, 2016, AWM Services, LLC, a registered broker/dealer and an affiliate of the Adviser executed trades on behalf of the Funds. AWM Services, LLC received $11,740 from PF and $10,934 from PBF in brokerage commissions.

Distributor – The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C pursuant to Rule 12b-1 under the 1940 Act (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets of each Fund’s Class A shares and an annual rate of 1.00% of the average daily net assets of each Fund’s Class C shares. The Funds will pay Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plans are compensation plans, which mean that compensation is provided regardless of 12b-1 expenses incurred.

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

The Distributor acts as the Funds principal underwriter in a continuous public offering of the Funds shares. On sales of PF’s Class A shares for the six months ended March 31, 2016, the Distributor received $46,080 from front-end sales charges of which $6,969 was retained by the principal underwriter or other affiliated broker-dealers. On sales of PBF’s Class A shares for the six months ended March 31, 2016, the Distributor received $0 from front-end sales charges.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following years was as follows:

For the period ended September 30, 2015:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Patriot Fund	$142,790	$571,859	$714,649
Patriot Balanced Fund	612,109	612,822	1,224,931

For the year ended September 30, 2014:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Patriot Fund	$1,349	$30,161	$31,510
Patriot Balanced Fund	595,305	241,914	837,219

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

As of September 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Post October Loss	Other	Unrealized	Total
	Ordinary	Long-Term	Carry	and	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Forwards	Late Year Loss	Differences	(Depreciation)	Earnings/(Deficits)
Patriot Fund	$64,411	$557,123	$—	$—	$(4,891)	$2,393,252	$3,009,895
Patriot Balanced Fund	106,210.00	415,303.00	—	—	(2,888.00)	1,740,435.00	2,259,060.00

The difference between book basis and tax basis net investment income, unrealized appreciation and accumulated net realized gain from investments is primarily attributable to the tax deferral of losses on wash sales and straddles and tax adjustments. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

Permanent book and tax differences, primarily attributable to the reclassification of fund distributions and tax adjustments related to real estate investment trusts, grantor trusts, partnerships, contingent payment debt instruments, deemed dividend distributions, non-deductible expenses and return of capital distributions from C-Corporations, resulted in reclassification for the year and period ended September 30, 2015 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
	Capital	Income (Loss)	Gains (Loss)
Patriot Fund	$—	$57,085	$(57,085)
Patriot Balanced Fund	—	(64,031)	64,031

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. For the six months ended March 31, 2016, $114 in redemption fees was assessed to PF.

7.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

The Patriot Funds
EXPENSE EXAMPLES (Unaudited)
March 31, 2016

As a shareholder of the Patriot Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares and; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Patriot Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 through March 31, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Patriot Funds actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid During	Expenses Ratio During
	Account Value	Value	Period	Period
Actual	10/1/15	3/31/16	10/1/15 - 3/31/16*	10/1/15 - 3/31/16**
Patriot Fund:
Class A	$1,000.00	$1,066.30	$12.40	2.40%
Class C	$1,000.00	$1,062.90	$16.25	3.15%
Class I	$1,000.00	$1,067.80	$11.11	2.15%

Patriot Balanced Fund:
Class A	$1,000.00	$1,017.10	$11.85	2.35%
Class C	$1,000.00	$1,014.10	$15.61	3.10%
Class I	$1,000.00	$1,019.10	$10.60	2.10%

	Beginning	Ending Account	Expenses Paid During	Expenses Ratio During
	Account Value	Value	Period	Period
Hypothetical (5% return before Expenses)	10/1/15	3/31/16	10/1/15 - 3/31/16*	10/1/15 - 3/31/16**
Patriot Fund:
Class A	$1,000.00	$1,013.00	$12.08	2.40%
Class C	$1,000.00	$1,009.25	$15.82	3.15%
Class I	$1,000.00	$1,014.25	$10.83	2.15%

Patriot Balanced Fund:
Class A	$1,000.00	$1,013.25	$11.83	2.35%
Class C	$1,000.00	$1,009.50	$15.57	3.10%
Class I	$1,000.00	$1,014.50	$10.58	2.10%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

**	Annualized.

PATRIOT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2016

Patriot Balanced Fund (f/k/s Ascendant Balanced Fund), Ascendant Deep Value Convertibles Fund and the Patriot Fund* – Adviser: Ascendant Advisors, LLC

In connection with the regular meeting held on December 8 & 9, 2015 the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Ascendant Advisors, LLC (“Ascendant”) and the Trust, with respect to Ascendant Patriot Balanced Fund (the “Ascendant Patriot Balanced”), Ascendant Deep Value Convertibles Fund (“Ascendant Deep”), and The Patriot Fund (“Ascendant Patriot”) (each a “Fund” and collectively the “Funds”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that Ascendant manages approximately $130 million in assets, providing active portfolio management in asset allocation strategies, equity strategies, fixed income strategies, and diversified/balances strategies to high net worth families and institutions through separately managed accounts and mutual funds. The Trustees observed that Ascendant’s investment process utilizes a proprietary quantitative model to identify companies with relative value versus peers with positive momentum, after which Ascendant then performs a deep fundamental analysis of each company with detailed macro analysis of the current business environment. The Trustees acknowledged that Ascendant is committed to, and does not diverge from, the investment process it has employed for years, demonstrating consistency. The Trustees noted that Ascendant utilizes an investment committee to set each Fund’s guidelines and risk parameters while continually monitoring and reviewing all investment products. The Trustees considered Ascendant’s methods of monitoring compliance and evaluating broker-dealers, as well as Ascendant’s compliance and litigation history. The Trustees acknowledged Ascendant’s longevity in the financial industry and consistency in how it employs its investment philosophy based on objective research thus eliminating long term biases as positive attributes. The Trustees concluded that Ascendant should continue to provide quality service to the Funds and its shareholders.

Performance. The Trustees reviewed each Fund’s performance as compared to its peer group, benchmark, and Morningstar category.

Ascendant Patriot Balanced. The Trustees noted that the Fund has lagged its benchmark index and Morningstar Moderate Allocation category over the 1-year, 2-year, and 3-year periods, while outperforming the Fund’s peer group over the same periods. The Trustees considered Ascendant’s assertion that the Fund’s performance was hindered by allocations to natural resource equities and convertible fixed income, but that being overweight in these asset classes had boosted performance over the longer term. After further discussion, the Trustees agreed that Ascendant has the potential to provide more acceptable returns to shareholders over the long term.

PATRIOT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
March 31, 2016

Ascendant Patriot. The Trustees noted that the Fund outperformed its benchmark index, the Large Blend Morningstar Category, and peer group over the 1-year, 2-year, and 3-year periods. The Trustees remarked that the Fund is consistently operating with good performance, doing well as compared to the Fund’s benchmarks and peers over the prior year. After further discussion, the Trustees agreed that Ascendant is achieving its objective and its performance is acceptable.

Fees and Expenses.

Ascendant Patriot Balanced. The Trustees noted the Fund’s advisory fee is 1.10%, which is higher than its peer group average and significantly higher than its Morningstar category average. The Trustees acknowledged Ascendant’s assertion that many of the funds in the Fund’s peer group are passively managed asset allocation funds, and that Ascendant allocates a portion of the portfolio to convertibles. They further considered that the advisory fee is lower than the fee charged by Ascendant to its other accounts. The Trustees discussed the fact that the Fund’s net expense ratio is slightly higher than the peer group average, while nearly double the Morningstar category average. The Trustees discussed the expense limitation agreement currently in place and noted Ascendant intends to renew the agreement. After further discussion, the Trustees agreed that the fee was not unreasonable.

Ascendant Patriot. The Trustees noted the Fund’s advisory fee of 1.40% is higher than any in its peer group and within the high low range of fees of funds in its Morningstar category (Large Blend). The Trustees also noted that the Fund has a net expense ratio of 2.40%, which is lower than the peer group average but higher than the Morningstar category average. The Trustees discussed the complexity of the screening process required for Ascendant Patriot, and took into consideration the increased expense associated with the screening. The Trustees also noted that the screening process makes Ascendant Patriot unique, which reduces the value of comparisons to a peer group or Morningstar category. The Trustees discussed the expense limitation agreement currently in place and noted Ascendant intends to renew the agreement. After further discussion, the Trustees agreed that the advisory fee was not unreasonable.

Economies of Scale. The Trustees considered that Ascendant has been subsidizing each of the Ascendant Funds for years and had recaptured some fees from Ascendant Deep and Balanced in the prior year, and noted that economies of scale are unlikely to be truly realized until Ascendant is able to recapture its previously waived fees. The Trustees noted that Ascendant estimated economies of scale will be realized at approximately $500 million in total Fund assets. They noted Ascendant indicated its willingness to consider breakpoints in each Fund’s advisory fee as each Fund’s assets grow. After discussion, the Trustees agreed that the absence of breakpoints was acceptable at this time.

Profitability. The Trustees considered the estimated profits realized by Ascendant in connection with the operation of each of the Funds and whether the amount of profit is a fair entrepreneurial profit with respect to the services provided to each of the Funds. They noted that Ascendant is realizing a loss with respect to Ascendant Patriot and modest profits from its relationship with Ascendant Balanced and Ascendant Deep. The Trustees reviewed a profitability analysis provided by Ascendant and noted that, based on the information provided, the profits earned by Ascendant from its relationship with each of the Funds is not excessive.

PATRIOT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
March 31, 2016

Conclusion. Having requested and received such information from Ascendant as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fee structure for each of Ascendant Balanced Fund, Ascendant Deep Value Convertibles Fund, and The Patriot Fund is reasonable and that renewal of the Advisory Agreement is in the best interests of the shareholders of each Fund.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-527-2363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-527-2363.

INVESTMENT ADVISER
Ascendant Advisors, LLC
Four Oaks Place
1330 Post Oaks Blvd., Suite 1550
Houston, TX 77056

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/9/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/9/16

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin Wolf, Principal Financial Officer/Treasurer

Date 6/9/16